Other Receivables and Other Current Assets	6 Months Ended
Apr. 30, 2025
Other Receivables and Other Current Assets [Abstract]
OTHER RECEIVABLES AND OTHER CURRENT ASSETS

NOTE 4 – OTHER RECEIVABLES AND OTHER CURRENT ASSETS

Other receivables and other current assets comprised of the following:

	April 30,	October 31,
	2025	2024
Other receivables	$2,225	511,508
Prepaid expense	12,206,696	51,164,128
Allowance for credit losses	(3,662,009)	(42,421,843)
Total	$8,546,912	9,253,793

As of April 30, 2025, the balance of prepaid expense was $8,544,687.

On December 16, 2023, Shenzhen Jiuzi entered into an agreement with a third party, Beijing YanErYouXin Technonogy Co., Ltd.(“YanErYouXin”). Shenzhen Jiuzi provided a prepayment in full to YanErYouXin in the amount of RMB88.75 million (approximately $12.21 million). Under the agreement, Shenzhen Jiuzi commissioned YanErYouXin to procure 220V outdoor portable and rechargeable batteries bearing the Company’s brand logo. The allowance for credit losses was accrued $3.66 million.